Loans and other financial assets at amortized cost - Changes in allowances for credit losses on other financial assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in allowance account for credit losses of other receivables [Line Items]
Beginning balance	₩ (83,295)	₩ (77,139)	₩ (67,941)
Changes in allowance account for credit losses of other receivables [Abstract]
Transfer to 12-month expected credit losses	0	0	0
Transfer to lifetime expected credit losses	0	0	0
Transfer to credit-impaired financial assets	0	0	0
Reversal (provision) of allowance for credit losses	4,711	(5,336)	(6,061)
Charge off	9,965	2,151	2,506
Disposal	1,400	1,557	1,685
Business combination		(4,827)	(7,669)
Others	438	299	341
Ending balance	(66,781)	(83,295)	(77,139)
Stage 1
Reconciliation of changes in allowance account for credit losses of other receivables [Line Items]
Beginning balance	(3,666)	(3,196)	(3,469)
Changes in allowance account for credit losses of other receivables [Abstract]
Transfer to 12-month expected credit losses	(228)	(142)	(207)
Transfer to lifetime expected credit losses	147	125	116
Transfer to credit-impaired financial assets	167	23	19
Reversal (provision) of allowance for credit losses	511	(667)	802
Charge off	0	0	0
Disposal	0	0	0
Business combination		(624)	(401)
Others	(606)	815	(56)
Ending balance	(3,675)	(3,666)	(3,196)
Stage 2
Reconciliation of changes in allowance account for credit losses of other receivables [Line Items]
Beginning balance	(5,450)	(1,666)	(1,971)
Changes in allowance account for credit losses of other receivables [Abstract]
Transfer to 12-month expected credit losses	217	129	198
Transfer to lifetime expected credit losses	(174)	(155)	(43)
Transfer to credit-impaired financial assets	288	64	159
Reversal (provision) of allowance for credit losses	(464)	(1,589)	(9)
Charge off	0	0	0
Disposal	0	0	0
Business combination		(2,235)	0
Others	3	2	0
Ending balance	(5,580)	(5,450)	(1,666)
Stage 3
Reconciliation of changes in allowance account for credit losses of other receivables [Line Items]
Beginning balance	(74,179)	(72,277)	(62,501)
Changes in allowance account for credit losses of other receivables [Abstract]
Transfer to 12-month expected credit losses	11	13	9
Transfer to lifetime expected credit losses	27	30	(73)
Transfer to credit-impaired financial assets	(455)	(87)	(178)
Reversal (provision) of allowance for credit losses	4,664	(3,080)	(6,854)
Charge off	9,965	2,151	2,506
Disposal	1,400	1,557	1,685
Business combination		(1,968)	(7,268)
Others	1,041	(518)	397
Ending balance	₩ (57,526)	₩ (74,179)	₩ (72,277)